Fair Value of Plan Assets - Statements of Net Assets Available for Benefits Measured at Fair Value (Details) - Community Trust Bancorp, Inc. Savings Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value of Plan Assets [Abstract]
Fair Value	$ 95,349,583	$ 84,203,661
CTBI Common Stock [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	17,194,927	16,150,499
Mutual Fund [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	72,293,241	62,458,076
Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	5,861,415	5,595,086
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	95,349,583	84,203,661
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | CTBI Common Stock [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	17,194,927	16,150,499
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	72,293,241	62,458,076
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	5,861,415	5,595,086
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Other Observable Inputs (Level 2) [Member] | CTBI Common Stock [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) [Member] | CTBI Common Stock [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Mutual Fund [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Fair Value of Plan Assets [Abstract]
Fair Value	$ 0	$ 0